Vanguard® Target Retirement 2015 Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Investment Companies (99.2%)
U.S. Stock Fund (18.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	19,688,208	2,313,955
International Stock Fund (12.6%)
	Vanguard Total International Stock Index Fund Investor Shares	77,708,781	1,589,144
U.S. Bond Funds (52.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	412,635,373	4,559,621
	Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	79,576,659	2,045,916
			6,605,537
International Bond Funds (16.1%)
	Vanguard Total International Bond Index Fund Investor Shares	180,873,928	1,995,039
[1]	Vanguard Total International Bond II Index Fund Investor Shares	3,507,001	34,895
			2,029,934
Total Investment Companies (Cost $9,412,624)			12,538,570
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 0.090% (Cost $114,564)	1,145,754	114,564
Total Investments (100.1%) (Cost $9,527,188)			12,653,134
Other Assets and Liabilities—Net (-0.1%)			(7,344)
Net Assets (100%)			12,645,790
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2022	579	75,541	408
E-mini S&P 500 Index	March 2022	160	38,068	766
				1,174

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	161,516	NA1	NA1	(2)	(5)	22	2	114,564
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,066,783	37,034	43,426	1,166	(15,641)	37,034	—	2,045,916
Vanguard Total Bond Market II Index Fund	4,669,352	25,840	106,535	2,244	(31,280)	20,033	5,808	4,559,621
Vanguard Total International Bond Index Fund	2,005,406	59,303	6,020	188	(63,838)	46,388	12,917	1,995,039
Vanguard Total International Bond II Index Fund	20,052	15,128	—	—	(285)	127	—	34,895
Vanguard Total International Stock Index Fund	1,636,349	23,206	81,775	14,542	(3,178)	23,206	—	1,589,144
Vanguard Total Stock Market Index Fund	2,389,848	7,826	287,994	230,159	(25,884)	7,826	—	2,313,955
Total	12,949,306	168,337	525,750	248,297	(140,111)	134,636	18,727	12,653,134
1	Not applicable—purchases and sales are for temporary cash investment purposes.